Related Parties (Details) - USD ($) $ in Thousands		12 Months Ended
	Apr. 20, 2023	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Jul. 24, 2020
Related Party Transaction [Line Items]
Equity method investments					$ 4,900
Share of losses from equity method investments		$ 383	$ 3,136	$ 2,161
Goodwill		9,022,075	8,971,670	9,037,931
Acquisition related costs		$ 6,160	0	0
Oncacare
Related Party Transaction [Line Items]
Percentage of share capital acquired	51.00%
Business combination, consideration transferred	$ 5,100
Goodwill	13,400
Acquisition related costs	$ 6,200
Oncacare
Related Party Transaction [Line Items]
Equity method investments					$ 4,900
Equity method investment, ownership percentage		49.00%			49.00%
Share of losses from equity method investments		$ 400	3,100	$ 2,200
Corvus Pharmaceuticals | Subsidiaries
Related Party Transaction [Line Items]
Revenues		243	428
Other receivables		101	231
Afimmune Limited | Subsidiaries
Related Party Transaction [Line Items]
Revenues		45	235
Other receivables		$ 47	$ 263